Supplemental consolidated statements of income information (Tables)	12 Months Ended
Mar. 31, 2024
Analysis of income and expense [abstract]
Summary of Other operating expense
Other operating (income) expense, net is comprised of the following:

	Yen in millions
	Fiscal year ended March 31
	2022	2023	2024
Gain on transfer of GSN Games shares *1	(70,020)	—	—
Gain on transfer of a portion of shares of Sony Payment Services *2	—	—	(19,763)
(Gain) loss on purchase/sale of interests in subsidiaries and associates, net	(4,593)	(4,318)	(6,905)
(Gain) loss on sale, disposal or impairment of assets, net *3	8,316	(417)	(4,675)
Other	803	(7,286)	1,939

	(65,494)	(12,021)	(29,404)

*1	Refer to Note 31.

*2	Refer to Note 8.

*3	Refer to Notes 9 and 11.